As filed with the Securities and Exchange Commission on October 15, 2025
Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 391
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 400
☒

ProShares Trust
(Exact name of Registrant as Specified in Trust Instrument)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
(240) 497-6400
(Area Code and Telephone Number)

Richard Morris
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison M. Fumai, Esq. Mark D. Perlow, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036
Approximate date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b)
☐ On pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On pursuant to paragraph (a)(1)
☒ 75 days after filing pursuant to paragraph (a)(2)
☐ On pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION—Preliminary Prospectus dated October 15, 2025
The information in this Prospectus is not complete and may be changed. Shares of the Fund may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PROSPECTUS [Prospectus Date]
[TICKER]	ProShares Genius Money Market ETF

ProShares Genius Money Market ETF is listed on [Name of Exchange] (“Exchange”). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
PROSHARES TRUSTDistributor: SEI Investments Distribution Co.

TABLE OF CONTENTS
3	Summary Section
4	ProShares Genius Money Market ETF
7	Investment Objectives, Principal Investment Strategies and Related Risks
14	Management of ProShares Trust
15	Determination of NAV
16	Distributions
16	Dividend Reinvestment Services
16	Taxes
19	Financial Highlights

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Summary Section

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Investment Objective
ProShares Genius Money Market ETF (the “Fund”) seeks current income consistent with liquidity and preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[]
Other Expenses	[]
Total Annual Fund Operating Expenses	[]
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[]	$[]
The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund intends to operate as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and as a permissible reserve investment for payment stablecoin issuers under the Guiding and Establishing National Innovation for U.S. Stablecoins Act of 2025 (“Genius Act”). As a result, it is subject to related restrictions on its portfolio composition, including that the Fund invests 100% of its assets in (i) cash, (ii) U.S. Treasury bills, notes or bonds, and (iii) overnight repurchase agreements fully collateralized by such obligations. Additionally, the Fund invests in U.S. Treasury bills, notes and bonds with a remaining maturity of, or issued with a maturity of 93 days or less and maintains a portfolio dollar-weighted average maturity of 60 days or less. Furthermore, the Fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions and maintain at least 25% of its total assets in “daily” liquid assets and at least 50% of its total assets in “weekly” liquid assets.
The Fund will invest principally in the securities listed below.
●U.S. Treasuries Bills, Notes or Bonds — The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including U.S. Treasury bills, notes and bonds. These debt securities carry different interest rates, maturities and issue dates, but will have a remaining maturity of, or will be issued with a maturity of, 93 days or less.
Overnight Repurchase Agreements — Contracts in which a seller of securities, in this case U.S. Treasury bills, notes or bonds, agrees to buy the securities back at a specified time and price.
The Fund may hold cash for cash management and defensive purposes. During unusual circumstances, the Fund may hold up to 100% of its assets in cash.
The Fund’s Board of Trustees (the “Board”) has determined that the Fund will qualify as a “government money market fund” pursuant to Rule 2a-7.
Although the Fund will seek to continue to qualify as a “government money market fund,” it will not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares will be traded on [] and will generally fluctuate in accordance with changes in its NAV per share as well as the relative supply of, and demand for, shares on []. You could lose money by investing in the Fund. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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●Money Market Fund Risk — The share price of money market funds can fall. You should not rely on or expect ProShare Advisors to enter into support agreements or take other actions to maintain the Fund’s share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.
●Stablecoin Reserve Risk — Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as part of the reserve assets backing their outstanding payment stablecoins. Stablecoins are a type of digital asset designed to maintain a stable value, typically by pegging their value to a fiat currency such as the U.S. dollar. The activities of these issuers may create redemption pressure that could negatively impact the value of the Fund. In particular, during periods of market stress, regulatory uncertainty, or volatility in the digital asset ecosystem, the Fund may experience rapid or unexpected redemption requests. These redemptions could adversely affect the Fund’s liquidity, yield, and ability to maintain a stable net asset value, particularly during broader market dislocations.
Future legislative or regulatory developments—including, but not limited to, rulemaking pursuant to the Genius Act—may impact the types of assets the Fund is permitted to hold or the manner in which the Fund may be used as a reserve vehicle for stablecoin issuers. Because the Fund intends to invest only in certain eligible reserve assets permitted under the Genius Act, its yield may be lower than that of other money market funds with broader investment mandates.
●U.S. Government Default Risk — Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the fund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.
●Credit Risk — The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in finan cial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to make a financial obligation.
●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments will fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of debt instruments with longer maturities typically fluctuates more in response to interest rate changes than debt instruments with shorter maturities. During periods of rising interest rates, the Fund’s yield will tend to be lower than prevailing market rates. These factors may cause the value of an investment in the Fund to change. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. If there is an insufficient supply of U.S. Treasury bills, notes and bonds to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.
●Counterparty Risk — The Fund may lose money if a counterparty in a repurchase agreement does not meet its contractual obligations.
●Prepayment and Extension Risk — When a bond issuer retains the right to pay off a high-yielding bond before it comes due, the Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may have the right to pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt Fund performance.
●Risks of Holding Cash — The Fund will at times hold cash positions, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs including any fees imposed by the Fund’s custodian for large cash balances.

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●Overnight Repurchase Agreement Risk — If the party that sells securities to the Fund defaults on its obligation to repurchase them at the agreed-upon time and price, the Fund could lose money.
●Security Selection Risk — While the Fund invests in short-term securities, which by nature should be relatively stable investments, it is possible that the securities in which the Fund invests will not perform as expected. This could cause the Fund’s yield to lag behind those of similar money market funds and could result in a decline in share price. In addition, because the Fund intends to operate as a permissible reserve investment for payment stablecoin issuers under the Genius Act and is therefore subject to related investment restrictions, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of securities.
●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation time to the next. When shares are bought intraday, the performance of the Fund’s shares until the next NAV calculation time may be higher or lower than the Fund’s daily yield.
●Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those securities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the value of the Fund.
●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Management
The Fund is advised by ProShare Advisors. Alex Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Shares of the Fund may only be purchased and sold by retail investors in secondary market transactions through broker-dealers or other financial intermediaries. Shares of the Fund are listed for trading on a national securities exchange and because shares trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (premium) or less than NAV (discount). In addition to brokerage commissions, investors incur the costs of the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity. Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website (www.proshares.com).
Tax Information
Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, weekly, and capital gains, if any, at least annually.

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Investment Objectives, Principal Investment Strategies and Related Risks

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This section contains additional details about the Fund’s investment objective, principal investment strategies and related risks.
Investment Objectives
The Fund offered herein is a series of ProShares Trust (the “Trust”). The Fund seeks current income consistent with liquidity and preservation of capital. The Fund’s investment objective is non-fundamental, meaning that it may be changed by the Board of Trustees (the “Board”) of the Trust without the approval of Fund shareholders.
Principal Investment Strategies
The Fund operates as a “government money market fund,” as such term is defined under federal regulations and serves as a permissible reserve investment for payment stablecoin issuers under the Guiding and Establishing National Innovation for U.S. Stablecoins Act of 2025 (’Genius Act’). The Fund invests 100% of its assets in cash, U.S. Treasury bills, notes or bonds, and/or overnight repurchase agreements that are fully collateralized by U.S. Treasury bills, notes or bonds. The U.S. Treasury bills, notes or bonds held by the Fund will have a remaining maturity of, or will be issued with a maturity of, 93 days or less.
The Fund operates as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and is subject to related restrictions on its portfolio composition. Pursuant to Rule 2a-7, the Fund invests at least 99.5% of its total assets in (i) cash, (ii) U.S. Government securities, and (iii) repurchase agreements fully collateralized by such obligations or cash. Additionally, the Fund maintains a portfolio dollar-weighted average maturity of 60 days or less.
The “dollar-weighted average maturity” of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity. “Dollar-weighted average life” means the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date.
The Fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions and maintain at least 25% of its total assets in “daily” liquid assets and at least 50% of its total assets in “weekly” liquid assets. The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.
While the Fund does not intend to impose a liquidity fee in connection with the implementation of federal regulations relating to money market funds, the Fund may elect to do so in the future.
Additional Information Regarding Principal Risks
Although the Fund will seek to continue to qualify as a “government money market fund,” it will not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares will be traded on [NYSE Arca, Inc. (“NYSE Arca”)] and will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on [NYSE Arca]. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

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You could lose money by investing in the Fund.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
Like all investments, investing in the Fund entails risks. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are described in the Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which the Fund may be subjected, is provided below and under the section titled “Other Risks.” The principal risks are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The Statement of Additional Information (“SAI”) contains additional information about the Fund, investment strategies and related risks. The Fund may be subject to other risks in addition to those identified as principal risks.
●Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Fund generally structures the agreements such that either party can terminate the contract at any time, including intraday, without penalty prior to the termination date. If a counterparty terminates a contract, the Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, a Fund typically enters into transactions with major financial institutions. The Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.
The counterparty to a cleared swap agreement and/or exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In certain cases with respect to cleared swaps, the FCM may also transfer any excess initial margin posted by the Fund to the clearing house. Regulations promulgated by the CFTC require that the FCM notify the clearing house of the excess initial margin provided by the FCM to the clearing house that is attributable to each customer. However, if the FCM does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus account to satisfy payment obligations a defaulting customer of the FCM has to the clearing house.
In addition, the Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize

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returns on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization of returns on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union or United Kingdom (sometimes referred to as a “bail in”).
●Market Price Variance Risk — Individual shares of the Fund can be bought and sold in the secondary market at market prices rather than at NAV. There is no guarantee that an active secondary market will develop for shares of the Fund, which may also cause NAV and market price to vary significantly. The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Differences between secondary market prices and the value of the Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by the Fund at a particular time. In addition, there may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of market volatility or other market developments and disruptions. Investors purchasing and selling shares in the secondary market may trade shares at a premium or a discount to the Fund’s NAV and may receive less than the value of the Fund’s holdings when they sell those shares.
The Fund may have a limited number of financial institutions that may act as Authorized Participants or market markers. Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is willing or able to create and redeem Fund shares, shares may trade at a discount to NAV (and may even face trading halts or delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade at prices correlated to the price of the Fund’s portfolio holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, among other factors, may result in market prices that differ significantly from NAV. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that a shareholder most wants to sell their shares. The Fund’s investment results are measured based upon the daily NAV of the Fund.
●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
Other Risks
In addition to the risks noted above, many other factors may also affect the value of an investment in the Fund, such as market conditions, interest rates and other economic, political or financial developments. The SAI contains additional

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information about the Fund, its investment strategies and related risks. The Fund may be subject to other risks in addition to those identified as principal risks.
●Money Market Instruments Risk — Money market instruments may be adversely affected by market and economic events. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance and liquidity of such instruments. Each of these could have a negative impact on the performance of the Fund. Money market instruments may include money market funds. To the extent the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s fees and expenses.
●Cybersecurity Risk — With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, for example, stealing or corrupting data maintained digitally and denial of service attacks on websites. Cybersecurity failures or breaches of the Fund’s third party service providers (including, but not limited to, index providers, the custodian, administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to the Fund could affect such a counterparty’s ability to meets it obligations to the Fund, which may result in losses to the Fund and its shareholders. ProShare Advisors and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to ProShare Advisors or the Fund.
●Operational Risk — The Fund, its service providers, Authorized Participants, and the relevant listing exchange are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect the Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative optimized portfolio value in a timely manner, and process creations or redemptions. While the Fund seeks to minimize such events through controls and oversight, there may still be failures and the Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on the Fund’s returns.
●Trading Risks — The shares of the Fund are listed for trading on the listing exchange identified on the cover of this Prospectus, may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, and may trade on an electronic communications network. Nevertheless, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares of the Fund on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares of the Fund on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares of the Fund will trade with any volume, or at all, on any stock exchange or other venue.
●Risk of Global Economic Shock — Economic, financial, public health, labor and other global market developments and disruptions, including public health emergencies (such as the spread of infectious diseases, pandemics and epidemics, natural or environmental disasters, war, terrorism, social unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, governmental or quasi-governmental actions (including sanctions and other similar measures) and other circumstances in one country or region have been and may continue to be highly disruptive

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to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the Fund and its investments.
Additionally, wars, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues, the institution of tariffs or other trade barriers, or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund performance and the value of an investment in the Fund.
Precautionary Notes
A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for furnishing certain cost basis information and ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from the Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies — For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of the Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Any investment company considering purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust. Rule 12d1-4 under the 1940 Act permits investments in acquired funds in excess of the limits of Section 12(d)(1) subject to certain conditions. Among these conditions, prior to a fund acquiring securities of another fund exceeding the limits of Section 12(d)(1), the acquiring fund must enter into a “Fund of Funds Investment Agreement” with the acquired fund setting forth the material terms of the arrangement.
A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can, in its discretion, postpone payment of redemption proceeds for any period during which: (1) the applicable Exchange is closed other than customary weekend and holiday closings; (2) trading on the applicable Exchange is restricted; (3) any emergency circumstances exist, as determined by the SEC; (4) the SEC by order permits for the protection of shareholders of the Fund; and (5) for up to 14 calendar

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days for any Fund holding non-U.S. investments during a period of an international local holiday, as further described in the SAI.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

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Management of ProShares Trust

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Board of Trustees and Officers
The Board is responsible for the general supervision of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund.
Investment Advisor
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors oversees the investment and reinvestment of the assets in the Fund. Pursuant to an Investment Advisory and Management Agreement between ProShare Advisors and the Trust on behalf of the Fund, ProShare Advisors is responsible for substantially all expenses of the Fund (and substantially all expenses of any wholly owned subsidiary of the Fund, if any) except interest expenses, taxes, brokerage and other transaction costs, legal expenses, fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, future distribution fees or expenses, and extraordinary expenses. For its investment advisory and management services, the Fund pays ProShare Advisors a fee at an annualized rate of []% of its average daily net assets.
A discussion regarding the basis for the Board approving the investment advisory agreement for the Fund is expected to be included in the Trust’s first report to shareholders that includes the Fund.
Portfolio Management The Fund is advised by ProShare Advisors. Alex Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since inception.
Other Service Providers
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, PA 19456, acts as the distributor and principal underwriter in all fifty states and the District of Columbia. JPMorgan Chase Bank, N.A. (“JPMorgan”), located at One Beacon Street, 19th Floor, Boston, MA 02108, acts as the administrator to the Fund, providing operational and certain administrative services. In addition, JPMorgan acts as the Custodian and Index Receipt Agent. Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides legal administration services to the Trust.
Additional Information
The Trust enters into contractual arrangements with various parties who provide services to the Fund including, ProShare Advisors, the Fund’s administrator and fund accounting agent, custodian, transfer agent, and distributor. Sharehold ers are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person except as may be otherwise provided by federal or state securities laws.
A shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling a shareholder demand by virtue of the fact that such Trustee receives remuneration from their service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment advisor or underwriter.
Determination of NAV
The NAV per share of the Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by JPMorgan and is generally determined each business day as of the close of regular trading on the Exchange on which the shares of the Fund are listed (typically calculated as of 4:00 p.m. Eastern Time). Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Securities that are listed or traded on a stock exchange or the Nasdaq or National Market System are generally valued at the closing price, if available, on the exchange or market where the security is principally traded (including the Nasdaq Official Closing Price). Short-term securities are generally valued using market prices or at amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of

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the index is not computed as of the close of the U.S. securities markets. Routine valuation of certain derivatives is performed using procedures approved by the Board.
When a market price is not readily available, securities and other assets are valued at fair value in good faith. The Board has designated ProShare Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation methodology may be appropriate if, for example: (i) ProShare Advisors believes market quotations do not accurately reflect fair value of an investment; (ii) ProShare Advisors believes an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Fair valuation has the risk that the valuation may be higher or lower than the securities might actually command if the Fund sold them. See the SAI for more details.
To the extent the Fund’s portfolio investments trade in markets on days or at times when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. In addition, certain portfolio investments may not be traded on days or at times the Fund is open for business. In particular, calculation of the NAV of the Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
Exchanges are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the Exchange on which the shares of the Fund are listed closes early, the NAV may be calculated at the close of regular trading or at its normal calculation time. If the exchange or market on which the Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
Distributions
As a shareholder on the Fund record date, you will earn a share of the investment income and net realized capital gains, if any, derived from the Fund’s direct security holdings. You will receive such earnings as either an income dividend or a capital gains distribution. The Fund intends to declare and distribute net investment income, if any, and net realized capital gains, if any, to its shareholders at least annually. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the distributing Fund or in cash.
Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.
Dividend Reinvestment Services
As noted above under “Distributions”, the Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.
Frequent Purchases and Redemptions of Shares
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.
Taxes
The following is certain general information about taxation of the Fund:
●The Fund intends to qualify for treatment as a “regulated investment company” (“RIC”) for U.S. federal income tax purposes. In order to so qualify, the Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
●If the Fund qualifies for treatment as a RIC, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If the Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund

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level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.
●Investments by the Fund in debt obligations issued or purchased at a discount could cause the Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by the Fund. Investments by the Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.
●In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Taxable investors should be aware of the following basic tax points:
●Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
●Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are taxable for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.
●Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that the Fund reports as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses.
●Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.
●Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
●The Code generally imposes a 3.8% Medicare contribution tax on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of ordinary dividends and capital gain dividends, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
●A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
●Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
●Dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign person”) that the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. The Fund (or intermediary, as applicable) is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. The Fund’s dividends other than those the Fund properly reports as capital gain dividends, short-term capital gain dividends or interest-related dividends generally will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Special tax considerations may apply to foreign persons investing in the Fund. Please see the SAI for more information.
●The Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to withholding and other taxes imposed by foreign countries, which will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. Tax conventions between certain countries and the United States may reduce or eliminate

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these taxes. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it has paid. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.
●By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to the Fund or its agent that you are not subject to this withholding.
In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:
●A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.
●A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about the Fund’s tax consequences for you. See “Taxation” in the SAI for more information.
Premium/Discount Information
The Trust’s website (www.proshares.com) has information about the premiums and discounts for the Fund. Premiums or discounts are the differences between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the NAV. A discount is the amount that the Fund is trading below the NAV.
Escheatment
Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-intiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and the Fund and the Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.
Distribution (12b-1) Plan
Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, the Fund may pay the distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of the Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees would be paid out of the Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. No payments have yet been authorized by the Board, nor are any such expected to be made by the Fund under the Plan during the current fiscal year.
Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors LLC: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProShare Capital Management LLC: Senior Portfolio Manager since August 2016.
James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.

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Financial Highlights
Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

Investment Company Act file number 811-21114
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

You can find additional information about the Fund in its current SAI, dated [ ], as may be amended from time to time, which has been filed electronically with the SEC and which is incorporated by reference into, and are legally a part of, this Prospectus. Copies of the SAI are available, free of charge, online at the Fund’s website (www.proshares.com). You may also request a free copy of the SAI or make inquiries to ProShares Trust by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.
You can find other information about ProShares Trust on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee via email to publicinfo@sec.gov.
© 2025 ProShare Advisors LLC. All rights reserved. []

SUBJECT TO COMPLETION—Preliminary Statement of Additional Information dated October 15, 2025
The information in this Statement of Additional Information is not complete and may be changed. Shares of the Fund may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION— []
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814 866.PRO.5125 866.776.5125
ProShares Genius Money Market ETF	[TKR]
This SAI is not a prospectus. It should be read in conjunction with the Prospectus of the series of ProShares Trust (the “Trust”) listed above dated [ ]. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at proshares.com.
Principal U.S. National Stock Exchange	Fund
[Exchange]	Genius Money Market ETF

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS
For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of many of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities and Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Advisor or ProShare Advisors	ProShare Advisors LLC
Board of Trustees or Board	Board of Trustees of ProShares Trust
CCO	Chief Compliance Officer
CFTC	U.S. Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986, as amended
CPO	Commodity Pool Operator
Distributor or SEI	SEI Investments Distribution Co.
ETF	Exchange traded fund
Exchange	[ ]
Excluded Pools	Each Fund that is not a Commodity Pool.
Fund Complex	All operational registered investment companies that are advised by the Advisor or its affiliates
Independent Trustee(s)	Trustees who are not “Interested Persons” of ProShare Advisors or Trust as defined under Section 2(a)(19) of the 1940 Act
NAV	Net asset value
New Fund(s)	Each Fund listed on cover of this SAI
SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Fund
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust

GENERAL INFORMATION ABOUT THE TRUST
ProShares Trust (the Trust) is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized on May 29, 2002 and consists of multiple series.
The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of the Trust, without the approval of Fund shareholders.
The Fund is an exchange-traded fund (“ETF”) and the shares of the Fund (“Shares”) are listed on the Exchange set forth on the cover of this SAI. The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ NAVs. The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Fund are issued and redeemed in-kind for securities and an amount of cash or entirely in cash, in each case at the discretion of ProShare Advisors LLC (“ProShare Advisors”). Except when aggregated in Creation Units, Shares cannot be purchased from and are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem the Shares directly. Rather, most retail investors will purchase and sell Shares in the secondary market with the assistance of a broker. Reference is made to each Prospectus for a discussion of the investment objectives and policies of the Fund. The discussion below supplements, and should be read in conjunction with, each Prospectus.
Portfolio management is provided to the Fund by ProShare Advisors, a Maryland limited liability company with offices at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814.
The investment restrictions of the Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Fund not specified as fundamental (including the index of the Fund) may be changed by the Board without the approval of shareholders.
It is the policy of the Fund to pursue its investment objectives of correlating with its index regardless of market conditions, to attempt to remain nearly fully invested and not to take defensive positions.
The investment techniques and strategies discussed below may be used by the Fund if, in the opinion of ProShare Advisors, the techniques or strategies may be advantageous to the Fund. The Fund may reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to the Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, and management may determine to liquidate the Fund at a time that may not be opportune for shareholders.
EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. An Exchange may remove the Fund from listing under certain circumstances.
As in the case of all equities traded on an Exchange, the brokers’ commission on transactions in the Fund will be based on negotiated commission rates at customary levels for retail customers.
In order to provide current Share pricing information, an Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for the Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of an Exchange.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS
GENERAL
There can be no assurance that the Fund will achieve its objective.
For purposes of this SAI, the word “invest” refers to the Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to the Fund’s direct and indirect investments in securities and other instruments. For example, the Fund typically invests indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.
Additional information concerning the Fund, its investment policies and techniques, and the securities and financial instruments in which it may invest is set forth below.
NAME POLICIES
Each Rule 35d-1 Fund is subject to a policy adopted pursuant to Rule 35d-1 under the 1940 Act (the so-called “names rule”) and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in the types of securities suggested by its name and/or investments with similar economic characteristics. Such direct or inverse exposure may be obtained through direct investments/short positions in the securities and/or through investments with similar economic characteristics. For the purposes of each such investment policy, “assets” includes the Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments providing direct investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also cash and cash equivalents that are segregated on the Fund’s books and records or being used as collateral, as required by applicable regulatory guidance, or otherwise available to cover such investment exposure. The Board has adopted a non-fundamental policy to provide investors with at least 60 days’ notice prior to changes in the Fund’s name policy.
DEBT INSTRUMENTS
Below is a description of various types of money market instruments and other debt instruments that the Fund may utilize for investment purposes or for liquidity purposes. Other types of money market instruments and debt instruments may become available that are similar to those described below and in which the Fund also may invest consistent with their investment goals and policies. The Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.
Money Market Instruments
To seek its investment objective, as a cash reserve, for liquidity purposes the Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, U.S. Treasury bills, notes or bonds and demand deposits.
U.S. Government Securities
The Fund may invest in U.S. Treasury bills, notes or bonds in pursuit of its investment objectives or for liquidity purposes.
Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of the Fund’s portfolio investments in these securities.
From time to time, a high national debt or uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling or periodic legislation to fund the U.S. government could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity may be adversely impacted.
REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, or for liquidity purposes. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Fund will be monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of the Fund in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement.
Market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2027. The clearing mandate is expected to result in a Fund being required to clear all or substantially all of its repurchase transactions in Treasury securities as of the compliance date, and the Fund may incur costs in connection with entering into new agreements (or amending existing agreements) with direct participants of a CCA and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date taking effect, the costs and benefits of entering into repurchase transactions involving U.S. Treasuries to a Fund may be impacted as compared to repurchase transactions involving U.S. Treasuries a Fund may enter prior to the compliance date.
MANAGEMENT
There may be circumstances outside the control of ProShare Advisors, the Trust, the Administrator (as defined below), the transfer agent, the Custodian (as defined below), any sub-custodian, the Distributor (as defined below), and/or the Fund that make it, for all practical purposes, impossible to re-position such Fund and/or to process a purchase or redemption order. Examples of such circumstances include: natural disasters; public service disruptions or utility problems such as those caused by fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events. Accordingly, while ProShare Advisors has implemented and tested a business continuity plan that transfers functions of any disrupted facility to another location and has effected a disaster recovery plan, circumstances, such as those above, may prevent the Fund from being operated in a manner consistent with its investment objective and/or principal investment strategies.
CYBERSECURITY
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cybersecurity failures or breaches of the Advisor or the Fund’s third-party service provider (including, but not limited to, index providers, the custodian and any sub-custodian, the distributor, the administrator and transfer agent), counterparty or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund has established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified and new risks may emerge in the future. The use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Advisor or the Fund’s service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Advisor, the Fund or its service providers susceptible to operational disruptions, any of which could adversely impact their operations. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by issuers in which the Fund invests.
MARKET DISRUPTION AND GEOPOLITICAL RISK
War, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, bank failures, market manipulations, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of securities in affected countries, a weakening of the affected countries’ currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions.
TRADE DISPUTES
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets.
PORTFOLIO TURNOVER
The Fund’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption and exchange activity of the Fund’s investors. The Fund’s portfolio turnover may vary from year to year, as well as within a year. The nature of the Fund may cause the Fund to experience substantial differences in brokerage commissions from year to year. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. High portfolio turnover and correspondingly greater brokerage commissions depend, to a great extent, on the purchase, redemption, and exchange activity of the Fund’s investors, as well as the Fund’s investment objective and strategies. Consequently, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future. However, it is expected that the portfolio turnover experienced by the Fund from year to year, as well as within a year, may be substantial. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by the Fund. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including swap agreements, options and futures contracts in which the Fund invests, are excluded from the calculation of Portfolio Turnover Rate for the Fund.

INVESTMENT RESTRICTIONS
The Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without a “vote of a majority of the outstanding voting securities” of the Fund. The phrase “majority of outstanding voting securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the Fund present at a duly-called meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. (All policies of the Fund not specifically identified in this SAI or its Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations (except for the restriction on concentration), all percentage limitations apply immediately after a purchase or initial investment.
The Fund may not:
1.
Make investments for the purpose of exercising control or management.
2.
Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.
3.
Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.
4.
Issue senior securities to the extent such issuance would violate applicable law.
5.
Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1∕3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.
6.
Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, as amended, in selling portfolio securities.
7.
Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.
8.
Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund will concentrate to approximately the same extent that its index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry. For purposes of determining whether the Fund is concentrated in an industry or group of industries, the Fund may concentrate its investment in the securities of companies engaged in a single industry or group of industries to approximately the same extent as its benchmark and in accordance with its investment objective and policies as disclosed in the Prospectus and SAI.

MANAGEMENT OF THE TRUST
THE BOARD OF TRUSTEES AND ITS LEADERSHIP STRUCTURE
The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged ProShare Advisors to manage the Fund and is responsible for overseeing ProShare Advisors and other service providers to the Trust and the Fund in accordance with the provisions of the federal securities laws.
The Board is currently composed of four Trustees, including three Independent Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board periodically meets in executive session (with and without employees of ProShare Advisors), and holds special meetings, and/or informal conference calls relating to specific matters that may require discussion or action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as the term is defined in the 1940 Act.
The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Co-Founder and Chief Executive Officer of ProShare Advisors and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine (with the advice of counsel) which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman performs such other functions as requested by the Board from time to time. The Board does not have a lead Independent Trustee.
The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and the Fund. These characteristics include, among other things, the fact that multiple series are organized under one Trust; all series of the Trust are registered investment companies; all series of the Trust have common service providers; and that the majority of the series of the Trust are geared funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to each series of the Trust. In light of these characteristics, the Board has determined that a four-member Board, including three Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings, further leading to the determination that a complex board structure is unnecessary. In view of the small size of the Board, the Board has concluded that designating one of the three Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board. The Board reviews its leadership structure at least annually and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.
The Board oversight of the Trust and the Fund extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. ProShare Advisors and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of the Fund meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on the Fund of investments in particular securities or derivatives. As noted above, given the relatively small size of the Board, the Board determined it is not necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.
The Board has appointed a Chief Compliance Officer (“CCO”) for the Trust (who is also the CCO for ProFund Advisors LLC). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The CCO also provides updates to the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers or employees of ProShare Advisors report to the Board in the event that any material risk issues arise.
In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, the Fund’s controls over financial reporting. The Trustees, their birth date, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the address of each Trustee is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814.
Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
William D. Fertig Birth Date: 9/56	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProShares ([137]) ProFunds ([117])	Context Capital
Russell S. Reynolds III Birth Date: 7/57	Indefinite; November 2005 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProShares ([137]) ProFunds ([117])	RSR Partners, Inc.
Michael C. Wachs Birth Date: 10/61	Indefinite; November 2005 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProShares ([137]) ProFunds ([117])	NAIOP (the Commercial Real Estate Development Association)
Interested Trustee and Chairman of the Board
Michael L. Sapir** Birth Date: 5/58	Indefinite; 2002 to present	Chairman and Chief Executive Officer of ProFund Advisors LLC (April 1997 to present); ProShare Advisors LLC (November 2005 to present); and ProShare Capital Management LLC (July 2008 to present).	ProShares ([137]) ProFunds ([117])	None

*
The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProShare Advisors and any registered investment companies that have an investment adviser that is an affiliated person of ProShare Advisors. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this SAI are excluded from these figures.
**
Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in ProShare Advisors.
The Board was formed in 2002, prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir were appointed to serve as the Board’s initial trustees prior to the Trust’s operations. Mr. Fertig was added in June 2011. Each Trustee was and is currently believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to series of the Trust, each individual brings experience and qualifications from other areas. In particular, Mr. Reynolds has significant senior executive experience in the areas of human resources, recruitment and executive organization; Mr. Wachs has significant experience in the areas of investment and real estate development; Mr. Sapir has significant experience in the field of investment management, both as an executive and as an attorney; and Mr. Fertig has significant experience in the areas of investment and asset management.
COMMITTEES
The Board has established an Audit Committee to assist the Board in performing oversight responsibilities. The Audit Committee is composed exclusively of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds, Wachs and Fertig. Among other things, the Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee met six times, and the Board of Trustees met five times.
TRUSTEE OWNERSHIP
Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2024.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William D. Fertig, Trustee	Over $100,000	Over $100,000
Russell S. Reynolds III, Trustee	$10,001-$50,000	$10,001-$50,000
Michael C. Wachs, Trustee	None	$10,001-$50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	Over $100,000	Over $100,000

COMPENSATION OF TRUSTEES
Each Independent Trustee is paid a $375,000 annual retainer for service as a Trustee on the Board and for service as a trustee on the board of other funds in the Fund Complex. Prior to September 1, 2025, each Independent Trustee was paid a $325,000 annual retainer. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees.
The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.
The following table shows aggregate compensation paid to the Trustees for their service on the Board for the fiscal year ended May 31, 2025.
Name	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
William D. Fertig, Trustee	$0.00	$0.00	$0.00	$306,897
Russell S. Reynolds, III, Trustee	$0.00	$0.00	$0.00	$306,897
Michael C. Wachs, Trustee	$0.00	$0.00	$0.00	$306,897
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0.00	$0.00	$0.00	$0.00
OFFICERS
The Trust’s executive officers (the “Officers”), their date of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and Officer is: c/o ProShares Trust, 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814.
Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Todd B. Johnson Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of ProShare Advisors (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Maria Clem Sell 190 Middle St, Suite 301, Portland, ME 04101 Birth Date: 2/78	Treasurer	Indefinite; June 2022 to present	Director and Fund Treasurer, ACA Group (2021 to present); Director, Franklin Templeton Investments (2014 to 2021).
Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present
Counsel and Chief Compliance Officer of
ProShare Advisors (December 2004 to
present) and ProFund Advisors LLC (October
2002 to present); Secretary of ProFunds
Distributors, Inc. (April 2008 to present);
Chief Compliance Officer of ProFunds
Distributors, Inc. (July 2015 to present).

Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Richard Morris, Esq. Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present
General Counsel of ProShare Advisors;
ProFund Advisors LLC; and ProShare Capital
Management LLC (December 2015 to
present); Chief Legal Officer of ProFunds
Distributors, Inc. (December 2015 to present);
Partner at Morgan Lewis & Bockius, LLP
(October 2012 to November 2015).

The Officers, under the supervision of the Board, manage the day-to-day operations of the Trust. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or ACA Group. The other Trustees are Independent Trustees. The Trustees and some Officers are also directors and officers of some or all of the other funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.
COMPENSATION OF OFFICERS
The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.

INVESTMENT ADVISOR
ProShare Advisors, located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, Maryland 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and Radcliff PS I LLC.
INVESTMENT ADVISORY AGREEMENT All Funds other than the Unitary Fee Funds
ProShare Advisors serves as investment adviser to the Fund pursuant to the investment advisory agreement dated December 15, 2005 (the “Advisory Agreement”). The principal offices of ProShare Advisors are located at 7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814. ProShare Advisors manages the investment and the reinvestment of the Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services. The Advisory Agreement may be terminated with respect to the Fund at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Advisor in each case upon sixty days’ prior written notice.
Pursuant to the Advisory Agreement and subject to an Advisory Fee Waiver Agreement or an Amended and Restated Advisor and Management Services Waiver Agreement, the Fund other than the Unitary Fee Funds pays ProShare Advisors a fee at an annualized rate based on a percentage of the Fund’s average daily net assets as set forth below for the investment advisory services ProShare Advisors provides that Fund.
Investment Advisory Fee
Name of Fund	First $4 billion	Next $1.5 billion	Next $1.5 billion	Next $1.5 billion	Thereafter
Government Money Market ETF
All Unitary Fee Funds
ProShare Advisors serves as the investment advisor to the Fund pursuant to an investment advisory and management agreement dated June 23, 2015 (the “Advisory and Management Agreement”). The principal offices of ProShare Advisors are located at 7272 Wisconsin Avenue 21st Floor, Bethesda, MD 20814. ProShare Advisors manages the investment and reinvestment of the Fund’s assets in accordance with its investment objective(s), policies, and limitations, subject to the general supervision and control of the Board and the Trust’s Officers. ProShare Advisors bears all costs associated with providing these advisory services.
In addition, ProShare Advisors is responsible for substantially all expenses of the Fund except for: (i) brokerage and other transaction expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer and his or her staff; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expense related to the provision of securities lending services; and (x) the fee payable to ProShare Advisors. The internal expenses of pooled investment vehicles in which the Fund may invest (e.g., acquired fund fees and expenses) are not expenses of such Fund, and are not paid by ProShare Advisors. The payment or assumption by ProShare Advisors of any expenses of the Fund that ProShare Advisors is not required by the investment advisory and management agreement to pay or assume shall not obligate ProShare Advisors to pay or assume the same or any similar expense of such Fund, on any subsequent occasion.

The Advisory and Management Agreement may be terminated with respect to the Fund at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Advisor, in each case upon sixty days’ prior written notice.
The Fund pays ProShare Advisors a fee at an annualized rate based on its average daily net assets as set forth below for the investment advisory and management services ProShare Advisors provides that Fund.
Name of Fund	Investment Advisory and Management Fee
Government Money Market ETF	[]
Fees Paid under the Advisory Agreement and the Advisory and Management Agreement
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
MANAGEMENT SERVICES AGREEMENT All Funds other than the Unitary Fee Funds
Pursuant to a separate Management Services Agreement, ProShare Advisors performs certain administrative services on behalf of the Fund. Such services include negotiating, coordinating and implementing the Trust’s contractual obligations with the Fund’s service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers as requested or as deemed necessary. The Management Agreement may be terminated at any time, by a vote of the Trustees, by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Advisor, in each case upon sixty days’ prior written notice. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for the Fund.
Management Services Fees Paid All Funds other than the Unitary Fee Funds
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
EXPENSE LIMITATION AGREEMENT All Funds other than the Unitary Fee Funds
ProShare Advisors has contractually agreed to waive investment advisory and management services fees and/or to reimburse certain other expenses of the Fund through at least [ ] (unless the Board consents to an earlier revision or termination of this arrangement). After such date, the expense limitation may be terminated or revised by ProShare Advisors. This expense limitation excludes transaction costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, acquired fund fees and expenses as permitted by the then current registration statement, and extraordinary expenses as determined under generally accepted accounting principles. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within [ ] years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. The recoupment period begins on the date such amount was initially waived and/or reimbursed.
Expense Limits
The annual operating expenses are limited as follows:
Name of Fund	Expense Limitation
Government Money Market ETF	[]

Recoupment
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
PORTFOLIO MANAGEMENT
PORTFOLIO MANAGER COMPENSATION
ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.
The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration for each portfolio manager is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.
Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.
Portfolio Manager Ownership
Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Fund managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2025.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProShares Family
[PM]	None	[]
[PM]	None	[]
Other Accounts Managed by Portfolio Managers
Portfolio managers are generally responsible for multiple investment company accounts. As described below, certain inherent conflicts of interest arise from the fact that a portfolio manager has responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2025.
Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/Total Assets
[PM]	[]	[]	[]
[PM]	[]	[]	[]

Conflicts of Interest
In the course of providing advisory services, ProShare Advisors may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. ProShare Advisors also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of ProShare Advisors.
ProShare Advisors, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in ProShare Advisors’ clients, such as the Fund. Thus ProShare Advisors may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. ProShare Advisors may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.
In addition, ProShare Advisors, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of ProShare Advisors may buy or sell securities or other instruments that ProShare Advisors has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with ProShare Advisors’ recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. ProShare Advisors has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.
Any “access person” of ProShare Advisors, (as defined under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)), may make security purchases subject to the terms of the ProShare Advisors Code of Ethics that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
ProShare Advisors and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, ProShare Advisors and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of ProShare Advisors. Accordingly, should ProShare Advisors or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, ProShare Advisors and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.
REGISTRATION AS A COMMODITY POOL OPERATOR
In connection with its management of Commodity Pools, ProShare Advisors has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, with respect to the Commodity Pools, ProShare Advisors is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including disclosure requirements and reporting and recordkeeping requirements. ProShare Advisors is also subject to periodic inspections and audits by the NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject ProShare Advisors or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses. While ProShare Advisors is registered as a CPO, ProShare Advisors has filed a claim of exclusion from the definition of the term “commodity pool operator” under the CEA, pursuant to CFTC Rule 4.5 (the “Exclusion”) with respect to the Excluded Pools, and therefore, ProShare Advisors is not subject to registration or regulation as a CPO under the CEA with respect to the Excluded Pools. In order to remain eligible for the Exclusion, each of the Excluded Pool will be limited in its ability to use certain financial instruments including futures, options on futures and certain swaps and will be limited in the manner in which it holds out its use of such instruments.

OTHER SERVICE PROVIDERS
ADMINISTRATOR AND FUND ACCOUNTING AGENT
JPMorgan, One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to the Fund pursuant to an administration agreement dated June 16, 2006, as amended from time to time. The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping and internal accounting; the determination of NAVs; and the preparation and filing of all financial reports, and all other materials, except registration statements and proxy statements, required to be filed or furnished by the Fund under federal and state securities laws.
The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Fund; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.
Effective January 1, 2025, Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, began providing legal administration services to the Trust (altogether, the “Legal Administrative Services”). The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Prior to January 1, 2025, Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, an indirect wholly-owned subsidiary of Citibank, N.A., provided regulatory administration services to the Trust.
Fees Paid under the Administration Agreement and Legal Administration Services Agreement
Because none of the New Funds were operational at the end of the Trust’s last fiscal year, certain information on the New Funds is not included in this SAI.
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
CUSTODIAN, TRANSFER AGENT, AND INDEX RECEIPT AGENT
JPMorgan Chase Bank, N.A. (“JPMorgan”) also acts as Custodian, Transfer Agent, Index Receipt Agent to the Fund. JPMorgan is located at 4 MetroTech Center, Brooklyn, NY 11245.
The Custodian is responsible for safeguarding the Fund’s cash and securities, receiving and delivering securities, collecting the Fund’s interest and dividends, and performing certain administrative duties, all as directed by authorized persons. The Custodian is also responsible for the appointment and oversight of any sub-custodian banks and for providing reports regarding such sub-custodian banks and clearing agencies.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ] serves as independent registered public accounting firm and provides audit services, tax return preparation and assistance, and audit-related services in connection with certain SEC filings. [ ]’s address is 41 South High Street, Suite 2500, Columbus, Ohio 43215.
LEGAL COUNSEL
Dechert LLP serves as counsel to the Fund. The firm’s address is 1095 Avenue of the Americas, New York, New York 10036.

PRINCIPAL FINANCIAL OFFICER/TREASURER SERVICES
The Trust has entered into an agreement with ACA Group (“ACA”), pursuant to which ACA provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither ACA nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or the Fund. The Trust pays ACA an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse ACA for certain out-of-pocket expenses incurred by ACA in providing services to the Trust. For the fiscal years ended May 31, 2023, May 31, 2024, and May 31, 2025, the Trust paid $372,592, $371,192 and $374,093, respectively, to ACA for services pursuant to its agreement. ACA is located at 190 Middle St, Suite 301, Portland ME 04101.
SECURITIES LENDING AGENT
JPMorgan serves as the securities lending agent to the Trust. For the fiscal year ended May 31, 2025, the income, fees and compensation related to the securities lending activities of the Fund is set forth below.
Because none of the New Funds were operational at the end of the Trust’s last fiscal year, certain information on the New Funds is not included in this SAI.
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
The Fund does not pay any separate cash collateral management services fees, administrative fees, fees for indemnification or other fees not reflected above for securities lending activities. Earnings from cash collateral investments received by the securities lending agent are included in the Revenue Split.
DISTRIBUTOR
SEI Investments Distribution Co. (“SEI”) serves as the distributor and principal underwriter in all fifty states and the District of Columbia. SEI is located at One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or the Fund, or which securities are to be purchased or sold by the Trust or the Fund. For the fiscal years ended May 31, 2023, May 31, 2024, and May 31, 2025, ProShare Advisors accrued $937,550, $1,110,455, and $1,305,320, respectively, to the Distributor as compensation for services.
DISTRIBUTION AND SERVICE PLAN
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
The Board has approved a Distribution and Service Plan under which the Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.
The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Fund and holders of Shares of the Fund. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.
The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. There are currently no plans to impose distribution fees.

OTHER MATTERS
COSTS AND EXPENSES All Funds other than the Unitary Fee Funds
The Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include but are not limited to: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, principal financial officer/treasurer services fees; compliance service fees, anti-money laundering administration fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.
PAYMENTS TO THIRD PARTIES FROM THE ADVISOR
ProShare Advisors, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their services and expenses incurred in connection with the distribution and promotion of the Fund’s Shares. In this regard, ProShare Advisors or an affiliate of ProShare Advisors, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.
ProShare Advisors has separate arrangements to make payments, other than for the educational programs and marketing activities described above, to Charles Schwab & Co., Inc. and Raymond James Financial Services, Inc. (the “Firms”). Pursuant to the arrangements with the Firms, the Firms agreed to promote certain ProShares ETFs to each Firm’s customers and not to charge certain of their customers any commissions when those customers purchase or sell shares of certain ProShares ETFs. These payments, which may be significant, are paid by ProShare Advisors from its own resources and not from the assets of the Fund.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.
DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CODE OF ETHICS
The Trust, ProShare Advisors and the Distributor each have adopted a consolidated code of ethics (the “COE”), under Rule 17j-1 of the 1940 Act, which is reasonably designed to ensure that all acts, practices and courses of business engaged in by personnel of the Trust, ProShare Advisors and the Distributor reflect high standards of conduct and comply with the requirements of the federal securities laws. There can be no assurance that the COE will be effective in preventing deceptive, manipulative or fraudulent activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by the Fund; however, such transactions are reported on a regular basis by ProShare Advisors’ personnel that are Access Persons. Access Persons, as the term is defined in the COE, subject to the COE are also required to report transactions in registered open-end investment companies advised or sub-advised by ProShare Advisors. The COE is on file with the SEC and is available to the public.
PROXY VOTING POLICY AND PROCEDURES
Background
The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Fund, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to ProShare Advisors subject to the Board’s continuing oversight.
Policies and Procedures
The Advisor’s proxy voting policies and procedures (the “Guidelines”) are reasonably designed to maximize shareholder value and protect shareholder interests when voting proxies. The Advisor’s Brokerage Allocation and Proxy Voting Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibilities with regard to voting of client proxies. The Proxy Committee is composed of employees of the Advisor. The Proxy Committee reviews and monitors the effectiveness of the Guidelines. To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.
Information on how proxies were voted for portfolio securities for the 12-month (or shorter) period ended June 30 is available without charge, upon request, by calling the Advisor at 888-776-3637 or on the Trust’s website at proshares.com, or on the SEC’s website at http://www.sec.gov. See Appendix C for a copy of the proxy voting policy and procedures.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. Disclosure of the complete holdings of the Fund is required to be made quarterly within 60 days of the end of the Fund’s second and fourth fiscal quarter in the reports filed on Form N-CSR and in the monthly holdings report on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. You can find SEC filings on the SEC’s website, www.sec.gov. In addition, the Fund’s portfolio holdings will be publicly disseminated each day the Fund is open for business via the Fund’s website at proshares.com.
The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Fund’s service providers to facilitate the provision of services to the Fund and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Fund creates and redeems Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.
Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of ProShare Advisors and the Fund’s distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.
Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of ProShare Advisors or the Distributor and such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The lag time between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision by the Board, ProShare Advisors is responsible for decisions to buy and sell securities and derivatives for the Fund and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. As an alternative to directly purchasing securities, ProShare Advisors may find efficiencies and cost savings by purchasing futures or using other derivative instruments like total return swaps or forward contracts. ProShare Advisors may also choose to cross-trade securities between clients to save costs where allowed under applicable law.
The policy for the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. ProShare Advisors believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction ProShare Advisors considers but is not limited to the following efficiency factors: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity and responsiveness.
ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.
For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) ProShare Advisors evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.
Consistent with the Fund’s investment objective, ProShare Advisors may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. ProShare Advisors will generally distribute such benefits pro rata to applicable client trades. In addition, ProShare Advisors, any of its affiliates or employees and the Fund have a policy not to enter into any agreement or other understanding—whether written or oral—under which brokerage transactions or remuneration are directed to a broker to pay for distribution of the Fund’s shares.
BROKERAGE COMMISSIONS
The Fund may experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the Fund’s investors, as well as the Fund’s investment objective and strategies.
Because none of the New Funds were operational at the end of the Trust’s last fiscal year, certain information on the New Funds is not included in this SAI.
Because the New Fund was not operational at the end of the Trust’s last fiscal year, information on the New Fund is not included in this SAI.
SECURITIES OF REGULAR BROKER-DEALERS
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.
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ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.
All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Fund’s shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.
The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of the Fund’s shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the Fund would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.
If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
PURCHASE AND REDEMPTION OF SHARES
The Trust issues and redeems Shares only in aggregations of Creation Units. The Creation Unit size and the value of a Creation Unit at inception for the Fund is set forth below.
Fund Name	Creation Unit Size	Value of Creation Unit at inception
Genius Money Market ETF	[]	[]
The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of the Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
Purchase and Issuance of Creation Units
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an irrevocable order in proper form.
A “Business Day” with respect to the Fund is any day on which the Exchange upon which it is listed is open for business.
Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount, defined below, and the Transaction Fee, described below in “Transaction Fees”. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.
As described below, at the discretion of ProShare Advisors, the Fund may, at times, only accept in-kind purchase orders from Authorized Participants.
Portfolio Deposit
The consideration for purchase of a Creation Unit of the Fund may, at the discretion of ProShare Advisors, consist of the in-kind deposit of a designated portfolio of one or more securities (“Deposit Securities”) constituting a representation of the index for the Fund, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The “Balancing Amount” will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities (or in the case of redemptions, the total aggregate market value of the Fund Securities as defined below) and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated. ProShare Advisors may restrict purchases of Creation Units to be on an in-kind basis at any time and without prior notice, in all cases at ProShare Advisors’ discretion.
The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each applicable Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of such Fund until the next-announced Portfolio Deposit composition is made available.
The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index, as applicable. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, as applicable, or resulting from stock splits and other corporate actions. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. A Transaction Fee may be assessed on any “cash in lieu” amounts, as further described below under “Transaction Fees.” For the High Yield—Interest Rate Hedged and the Investment Grade—Interest Rate Hedged, a minimum of 70% of the Deposit Securities must be delivered, unless such purchase is made on a cash-only basis.
In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each applicable Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below, in the sole discretion of the Trust or ProShare Advisors. In these circumstances, the initial deposit may have a greater value than the NAV of the Shares on the date the order is placed in proper form because, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). Additional amounts of cash may be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or any sub-custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as described below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the Settlement Date, which is typically the second Business Day following the day on which the purchase order is deemed received by the Distributor.
Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Authorized Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust or ProShare Advisors. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Cash Purchase Amount
Creation Units of the Fund may, at the discretion of ProShare Advisors, be sold for cash (the “Cash Purchase Amount”) when cash purchases of Creation Units are available or specified for the Fund, they will be effective in essentially the same manner as in kind purchases. Creation Units are sold at their NAV plus a Transaction Fee, as described below. ProShare Advisors may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at ProShare Advisors’ discretion.
Purchase and Redemption Cut-Off Times
An Authorized Participant may place an order to purchase or redeem Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases and redemptions of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. In either case, for a purchase or redemption order involving a Creation Unit to be effectuated at the Fund’s NAV on a particular day, it must be received in proper form by the following cut-off times (which may be earlier if the relevant Exchange or any relevant bond market closes earlier than normal, such as the day before a holiday). In all cases purchase/redeem procedures are at the discretion of ProShare Advisors and may be changed without notice.
Fund(s)	Typical Creation Cut-Off Time (Eastern Time)
Genius Money Market ETF	[]

[TAILOR BASED ON THE DETAILS OF THE FUNDS OFFERED]
Purchases Through the Clearing Process
To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor.
Purchases Outside the Clearing Process
An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC or as described below for Global Funds. Purchases (and redemptions) of Creation Units of the Matching and Ultra ProShares Funds settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the transmittal date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Matching and Ultra ProShares Funds), each as applicable and at the discretion of ProShare Advisors, or of the Cash Purchase Amount together with the applicable Transaction Fee.
For each Global Fund when a purchase order is placed, the Distributor will inform ProShare Advisors and the Custodian. The Custodian shall cause local sub-custodians of the applicable Global Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities “free of payment,” with any appropriate adjustments as advised by the Trust, in accordance with the terms and conditions applicable to such account in such jurisdiction. If applicable, the sub-custodian(s) will confirm to the Custodian that the required Deposit Securities have been delivered and the Custodian will notify ProShare Advisors and Distributor. The Authorized Participant must also make available to the Custodian no later than 12:00 noon Eastern Time (or earlier in the event that the relevant Exchange or the relevant bond markets close early) by the second Business Day after the order is deemed received through the Federal Reserve Bank wire transfer system, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Balancing Amount next determined after acceptance of the purchase order, together with any applicable Transaction Fees. For Global Funds, the Index Receipt Agent will not make available through the NSCC on each Business Day, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit.
Rejection of Purchase Orders
The Trust reserves the right to reject a purchase order transmitted to it by the Distributor including but not limited to the following: (a) the order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; or (d) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, ProShare Advisors, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events.
The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.
Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
As described below, at the discretion of ProShare Advisors, the Fund may, at times, only accept in-kind redemption orders from Authorized Participants.
Redemption in Fund Securities
The Fund may provide redemptions in portfolio securities or cash at ProShare Advisors’ discretion. With respect to the Matching and Ultra ProShares Funds, the Index Receipt Agent makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities, at times, may not be identical to Deposit Securities which are applicable to a purchase of Creation Units. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeeming shareholder a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.
The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by the Index Receipt Agent through the NSCC on any Business Day, plus the Balancing Amount. The redemption Transaction Fee described below is deducted from such redemption proceeds.
Redemption in Cash
The Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption Transaction Fee and additional charge for requested cash redemptions, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).
For certain redemptions, the proceeds will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption Transaction Fee described below (the “Cash Redemption Amount”).
Suspension or Postponement of Right of Redemption
The Fund may, in its discretion, suspend the right of creation or redemption or may postpone the redemption or purchase settlement date, (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; (4) in such other circumstance as is permitted by the SEC; or (5) for up to 14 calendar days for any of the Global Funds or Short or Ultra International ProShares Funds during an international local holiday, as described below in “Other Information”.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order for the Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above.
All other procedures set forth in the Authorized Participant Agreement must be followed in order to receive the next determined NAV. The requisite Fund Securities and the Balancing Amount (minus a redemption Transaction Fee or additional charges for requested cash redemptions) or the Cash Redemption Amount, as applicable and at the discretion of ProShare Advisors, will be transferred by the second (2nd) NSCC Business Day following the date on which such request for redemption is deemed received. Global Fund orders may not be placed through the Clearing Process.
Placement of Redemption Orders Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process (other than for Global Fund orders), including all cash-only redemptions, must be delivered through a DTC Participant that has executed the Authorized Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through a transfer of Shares directly through DTC. A redemption order for the Fund must be received by the cut-off times set forth in “Purchase and Redemption Cut-Off Times” above. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the second Business Day (T+2) following such transmittal date. All other procedures set forth in the Authorized Participant Agreement must be properly followed in order to receive the next determined NAV.
After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Balancing Amount (minus a redemption Transaction Fee or additional charges for requested cash redemptions), which are expected to be delivered within two Business Days, and the Cash Redemption Amount (by the second Business Day (T+2) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).
In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.
For Global Funds, the Authorized Participant shall deliver Fund Shares of Global Funds to the Custodian through DTC “free of payment.” The transfer of Fund Shares must be ordered by the DTC Participant on the transmittal date in a timely fashion so as to ensure the delivery of the requisite number of Fund Shares through DTC to the Custodian by no later than 10:00 a.m. Eastern Time of the second Business Day (T+2) immediately following the transmittal date, except that Global Funds may settle Creation Unit transactions on a basis other than the one described above (i) to accommodate foreign market holiday schedules, as discussed in “Other Information” below,.(ii) to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and (iii) in certain other circumstances.

Authorized Participants should be aware that the deadline for such transfers of Fund Shares through the DTC system may be significantly earlier than the close of business on the primary listing exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Fund Shares through the DTC system by contacting the operations department of the broker or depositary institution affecting the transfer of Fund Shares. The Balancing Amount, if any, must be transferred in U.S. dollars directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time on the second Business Day (T+2) immediately following the transmittal date, except as provided in “Other Information” below. If the Custodian does not receive both the required Fund Shares and the Balancing Amount, if any, by 10:00 a.m. and 2:00 p.m., respectively, on the second Business Day (T+2) immediately following the transmittal date, except as provided in “Other Information” below, such order will be deemed not in proper form and cancelled.
Cancellations
In the event an order is cancelled, the Authorized Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the Authorized Participant shall not be responsible for such costs if the order was cancelled for reasons outside the Authorized Participant’s control or the Authorized Participant was not otherwise responsible or at fault for such cancellation. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day, with a newly constituted Portfolio Deposit or Fund Securities to reflect the next calculated NAV.
Transaction Fees
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of the Fund associated with the issuance and redemption of Creation Units of Shares. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to a creation or redemption transaction. Purchasers of Creation Units of the Matching and Ultra ProShares Funds for cash may also be required to pay an additional charge to compensate the relevant Fund for brokerage, market impact or other expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases. The maximum Transaction Fee on purchases and redemptions will be 2.00% of the NAV of any Creation Unit, except that for the S&P500® Bond ETF, the High Yield—Interest Rate Hedged, the Investment Grade—Interest Rate Hedged and the Short Term USD Emerging Markets Bond ETF, a Transaction Fee up to 3.00% will be charged on the cash used in lieu of depositing all or a portion of the Deposit Securities or the cash portion of any redemption transaction. In all cases, transaction fees will be limited in accordance with the applicable requirements of SEC Rules and Regulations. The Transaction Fees charged to the Fund are presented in the Authorized Participant Handbook.
Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.
These fees may, in certain circumstances, be paid by ProShare Advisors or otherwise waived.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead a person to be deemed an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied if the Fund’s prospectus is made available upon request at the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.
DETERMINATION OF NET ASSET VALUE
The NAV per Share for the Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV calculation time for the Fund is listed in the chart below (which may be earlier if the relevant Exchange or any relevant bond market closes early):
Fund(s)	Typical NAV Calculation Time Eastern Time
Genius Money Market ETF	[]
Global Funds contain portfolio investments that are primarily listed or traded on foreign markets. To the extent the Fund’s portfolio investments trade in foreign markets on days when the Fund is not open for business or when the primary exchange for the Shares is not open, the value of the Fund’s assets may vary and shareholders may not be able to purchase or sell Fund Shares and Authorized Participants may not be able to create or redeem Creation Units.
Certain portfolio investments may not be traded on days the Fund is open for business.
Securities (including short-term securities) and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Short-term securities are valued on the basis of amortized cost or based on market prices. Futures contracts and options on securities, indexes and futures contracts are generally valued at their last sale price prior to the time at which the NAV per share of a class of shares of the Fund is determined. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain other derivatives is performed using procedures approved by the Board of Trustees.
When ProShare Advisors determines that the price of a security is not readily available or deems the price unreliable, it may, in good faith, establish a fair value for that security. The Board has designated

ProShares Advisors as “valuation designee” to perform fair value determinations for all of the Funds’ investments for which market quotations are not readily available (or are deemed unreliable). The Board shall oversee ProShare Advisors’ fair value determinations and its performance as valuation designee. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

TAXATION
OVERVIEW
Set forth below is a general discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of the Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.
TAXATION OF THE FUND
The Fund has elected, or intends to elect, and intends to qualify and to be eligible each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, the Fund generally must, among other things:
(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);
(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the fair market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not greater than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Moreover, the amounts derived from investments in foreign currency will be treated as Qualifying Income for purposes of subparagraph (a) above. There is a remote possibility that the Internal Revenue Service (“IRS”) could issue guidance contrary to such treatment with respect to foreign currency gains that are not directly related to a RIC’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities), which could affect the Fund’s ability to meet the 90% gross income test and adversely affect the manner in which that Fund is managed.
For purposes of the diversification test described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If, in any taxable year, the Fund were to fail to meet the 90% gross income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying the Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC accorded special tax treatment under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), may be taxable to shareholders as dividend income. In such a case, distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
As noted above, if the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
The Fund expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount generally equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and (3) all such ordinary income and capital gains that were not distributed in previous years. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the payment of the excise tax amount is deemed to be de minimis).
A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Any such capital loss carryforwards will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., net capital losses resulting from previously realized net long-term losses will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain).
TAXATION OF FUND DISTRIBUTIONS
Distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain—the excess of net long-term capital gain over net short-term capital losses, in each case determined with reference to any loss carryforwards—that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of ordinary dividends and Capital Gain Dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Distributions are also taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the Fund shares). Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.
A dividend or Capital Gain Dividend with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan, or corporate pension or profit sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular situation.
If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders to the extent of the shareholder’s cost basis in the Fund. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Distributions in excess of a shareholder’s cost basis will be treated as gain from the sale or exchange of property, the tax consequences of which are described under Disposition of Shares.
Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the value of the shares received.
Repurchase Agreements
Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
DISPOSITION OF SHARES
Upon a sale, exchange or other disposition of shares of the Fund, a shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long-term or short-term capital gain or loss depending upon the shareholder’s holding period for the shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.

MARKET DISCOUNT
If the Fund purchases in the secondary market a debt security that has a fixed maturity date of more than one year from its date of issuance at a price lower than the stated redemption price of such debt security (or, in the case of a debt security issued with “original issue discount” (described below), a price below the debt security’s “revised issue price”), the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the accrued market discount.
ORIGINAL ISSUE DISCOUNT
Certain debt securities may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest income that is included in the Fund’s income and, therefore, subject to the distribution requirements applicable to RICs, even though the Fund may not receive a corresponding amount of cash until a partial or full repayment or disposition of the debt security.
Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).
If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.
CONSTRUCTIVE SALES
Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to a transaction if such transaction is closed on or before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”
UNRELATED BUSINESS TAXABLE INCOME
Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in the Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made.
CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.
BACKUP WITHHOLDING
The Fund may be required to withhold federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.
In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.

NON-U.S. SHAREHOLDERS
Distributions by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (such a shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In order to qualify for the withholding exemptions for Capital Gain Dividends interest-related and short-term capital gain dividends, a foreign shareholder is required to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing the applicable W-8 form or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should consult their tax advisors or intermediaries, as applicable, regarding the application of these rules to their accounts.
Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
If a beneficial owner of Fund shares who or which is a foreign shareholder has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax.
In general, a beneficial owner of Fund shares who or which is a foreign shareholder is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale of shares of the Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).
If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. Interests in domestically controlled QIEs, including RICs that are QIEs, not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE.
If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund Shares.
Foreign shareholders should consult their tax advisors and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to an investment in the Fund.
CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMENTS
Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays to such shareholder. The IRS and the U.S. Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
REPORTING REQUIREMENTS REGARDING FOREIGN BANK AND FINANCIAL ACCOUNTS
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
TAX EQUALIZATION
The Fund intends to distribute its net investment income and capital gains to shareholders at least annually to qualify for treatment as a RIC under the Code. Under current law, provided the Fund is not treated as a “personal holding company” for U.S. federal income tax purposes, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Fund is required to distribute as dividends to non-redeeming shareholders. Tax equalization is not available to the Fund treated as a personal holding company. The amount of any undistributed income and/or gains is reflected in the value of the Fund’s Shares. The total return on a shareholder’s investment will generally not be reduced as a result of the Fund’s use of this practice.
PERSONAL HOLDING COMPANY STATUS
The Fund will be a personal holding company for federal income tax purposes if 50% or more of the Fund’s shares are owned, at any time during the last half of the Fund’s taxable year, directly or indirectly by five or fewer individuals. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. If the Fund becomes a personal holding company, it may be subject to a tax of 20% on all its investment income and on any net short-term gains not distributed to shareholders on or before the fifteenth day of the third month following the close of the Fund’s taxable year. In addition, the Fund’s status as a personal holding company may limit the ability of the Fund to distribute dividends with respect to a taxable year in a manner qualifying for the dividends-paid deduction subsequent to the end of the taxable year and will prevent the Fund from using tax equalization, which may result in the Fund paying a fund-level income tax. The Fund intends to distribute all of its income and gain in timely manner such that it will not be subject to an income tax or an otherwise applicable personal holding company tax, but there can be no assurance that a Fund will be successful in doing so each year. There can be no assurance that the Fund is not nor will not become a personal holding company.
TAX SHELTER DISCLOSURE
Under U.S. Treasury regulations, if a shareholder recognizes a loss on a disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CREATION AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-terms capital gain or loss if the shares have been held for one year or less.
Authorized Participants that are “dealers in securities” for U.S. federal income tax purposes are subject to different rules with respect to holding, acquiring and disposing of securities, including Creation Units. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
OTHER TAX INFORMATION
The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in the Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to the Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Fund.

OTHER INFORMATION
Regular International Holidays
For each intervening holiday in the applicable foreign market that is not a holiday observed by the U.S. equity markets, the redemption settlement cycle will be extended by the number of days of such intervening holiday. In addition to holidays, other unforeseeable closings in a foreign market, including due to regulatory action, may also prevent the Fund from delivering securities within the normal settlement period.
In certain circumstances, the securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days.
The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks comprise the Fund. Under certain conditions, the Fund may pay redemption proceeds more than seven days after the tender of a Creation Unit for redemption, but generally the Fund will not take more than fourteen calendar days from the date of the tender to pay redemption proceeds.
RATING SERVICES
The ratings of Moody’s Ratings, Standard & Poor’s Ratings Group, Fitch Investor Services, and DBRS, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.
FINANCIAL STATEMENTS
The Fund’s fiscal year end is May 31st. Because the Fund had not commenced operations prior to May 31, 2025, no financial statements are available.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
S&P GLOBAL RATINGS (“S&P”)
Long-Term Issue Credit Ratings
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB – An obligation rated ’BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Municipal Short-Term Note Ratings
SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 – Speculative capacity to pay principal and interest.
Short-Term Issue Credit Ratings
A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
MOODY’S RATINGS (“MOODY’S”)
Long-Term Rating Scale
Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.
Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.
C – Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Rating Scale
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Municipal Investment Grade Rating Scale
MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade Rating Scale
VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
FITCH INVESTOR SERVICES (“FITCH’S)
Issuer Default Ratings
AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC – Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC – Very high levels of credit risk. Default of some kind appears probable.
C – Near Default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired.
RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.
D – Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
DBRS, Inc.
Long Term Obligations Scale
AAA – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA – Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB – Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C rating categories are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D – When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS Morningstar may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Commercial Paper and Short-Term Debt Rating Scale
R-1 (high) – Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle) – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low) – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high) – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle) – Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low) – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3 – Lowest end of adequate credit quality. There is capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4 – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5 – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D – When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur.

DBRS Morningstar may also use SD (Selective Default) in cases where only some 16 DBRS Morningstar Product Guide securities are impacted, such as the case of a “distressed exchange.”

APPENDIX B
PRINCIPAL HOLDERS AND CONTROL PERSONS
From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.
CONTROLLING PERSON INFORMATION
As of the date of this SAI, beneficial ownership information is not available as the Fund has not commenced operations as of August 30, 2025.
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APPENDIX C
TITLE:	Proxy Voting Policies and Procedures
FOR:	ProShare Advisors LLC and ProFund Advisors LLC
DATED:	March 1, 2008
AS REVISED:	May 1, 2015
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Proxy Voting Policies and Procedures to Maximize Shareholder Value and Protect Shareowner Interests
It is the policy of ProFund Advisors LLC and ProShare Advisors LLC (collectively, the “Advisor”) to seek to maximize shareholder value and protect shareholder interests when voting proxies on behalf of clients. The Advisor seeks to achieve this goal by utilizing a set of proxy voting guidelines (the “Guidelines”) maintained and implemented by an independent service provider, Institutional Shareholder Services (“ISS”). The Advisor believes that these Policies and Procedures, including the Guidelines, are reasonably designed to ensure that proxy matters are conducted in the best interests of clients and in accordance with the Advisor’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940, and, in the case of its registered fund clients, applicable rules under the Investment Company Act of 1940.
Proxy Voting Guidelines
Proxies generally will be voted in accordance with the ISS Guidelines, an extensive list of common proxy voting issues and recommended voting actions for such issues based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Common issues in the Guidelines, and factors taken into consideration in voting proxies with respect to these issues, include, but are not limited to:
•Election of Directors—considering factors such as director qualifications, term of office, age limits.
•Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.
•Election of Auditors—considering factors such as independence and reputation of the auditing firm.
•Proxy Contest Defenses—considering factors such as board structure and cumulative voting.
•Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.
•Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.
•Capital Structure—considering factors such as common stock authorization and stock distributions.
•Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.
•State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.
•Mergers and Corporate Restructuring—considering factors such as spinoffs and asset sales.
•Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.
•Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.
A full description of the Guidelines is maintained by the Advisor and the Advisor has established a committee that monitors the effectiveness of the Guidelines (the “Brokerage Allocation and Proxy Voting Committee” or the “Committee”).
The Advisor reserves the right to modify any of the recommendations set forth in the Guidelines with respect to any particular issue in the future, in accordance with the Advisor intent to vote proxies for clients in a manner that the Advisor determines is in the best interests of clients and which seeks to maximize the value of the client’s investments. The Advisor is not required to vote every proxy in fulfilling its proxy voting obligations. In some cases, the Advisor may determine that it is in the best interests of a client to refrain from exercising proxy voting rights. For example, the Advisor may determine that the cost of voting certain proxies exceeds the expected benefit to the client (such as where casting a vote on a foreign security would require hiring a translator), and may abstain from voting in such cases.
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In cases where the Advisor does not receive a solicitation or enough information with respect to a proxy vote within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote. With respect to non- U.S. companies, it is typically difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisor does not vote proxies of non-U.S. companies if it determines that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.
Overview of the Proxy Voting Process
In relying on ISS to vote client proxies, the Advisor will take reasonable steps and obtain adequate information to verify that ISS has the capacity to provide adequate proxy advice, is independent of the Advisor, has an adequate conflict of interest policy, and does not have the incentive to vote proxies in anyone’s interest other than that of the Advisor’s client. In addition, the Committee will monitor for conflicts concerning ISS.
As proxy agent, ISS devotes research for proxies based on the level of complexity of the proxy materials to be voted. ISS assigns complex issues such as mergers or restructuring to senior analysts. Recurring issues for which case-by-case analysis is unnecessary are handled by more junior analysts. In every case, an analyst reviews publicly available information such as SEC filings and recent news reports and, if necessary, may contact issuers directly. Such discussions with issuers may be handled by telephone or in a face-to-face meeting. Analysts will seek to speak directly with management when a question is not answered by publicly available information and such information is needed for an informed recommendation.
As part of ISS’s quality assurance process, every analysis is reviewed by a director of research or a chief policy advisor. Complex issues such as mergers are assigned to senior staff members. Contested issues are reviewed by research directors. While a senior analyst takes the lead on every proxy contest, a member of management will frequently conduct additional review by participating in calls with principals directly involved with the proxy issue.
Generally, proxies are voted in accordance with the voting recommendations as stated in the Guidelines. ISS will consult the Advisor on non-routine issues. Information about the Guidelines is available on the ISS web site at: http://www.issgovernance.com/file/policy/2015-us-summary-voting-guidelines-updated.pdf.
Oversight of the Proxy Voting Process
The Advisor has established the Brokerage Allocation and Proxy Voting Committee, in part, to oversee the proxy voting process. ISS provides the Advisor quarterly reports, which the Advisor reviews to ensure that client proxies are being voted properly. The Advisor and ISS also perform spot checks on an intra-quarterly basis. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments, in turn, is provided to the Committee.
Conflicts of Interest
From time to time, proxy issues may pose a material conflict of interest between the Advisor and its clients. It shall be the duty of the Committee to monitor for and to identify potential conflicts of interest. The Committee will also determine which conflicts are material (if any). To ensure that proxy voting decisions are based on the best interests of the client in the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with the Guidelines. If a registered investment company managed by the Advisor owns shares of another investment company managed by the
C-3

Advisor, “echo voting” is employed to avoid certain potential conflicts of interest. Echo voting means that the Advisor votes the shares of each such underlying investment company in the same proportion as the vote of all of the other holders of the underlying investment company’s shares.
The Committee will disclose to clients any voting issues that created a conflict of interest and the manner in which ISS, on behalf of the Advisor, voted such proxies.
Securities Lending Program
The Advisor acknowledges that, when a registered fund client (a “Fund”) lends its portfolio securities, the Fund’s Trustees (who generally have delegated proxy voting responsibility to the Advisor) retain a fiduciary obligation to vote proxies relating to such securities and to recall the securities in the event of a shareholder vote on a material event affecting the security on the loan. Under the Fund’s securities lending agreements, the Fund generally retains the right to recall a loaned security and to exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the Advisor must recall the securities prior to the established record date. It is the Advisor’s general policy to use its best efforts to recall securities on loan and to vote proxies relating to such securities if the Advisor determines that such proxies involve a material event affecting the loaned securities. The Advisor may utilize third party service providers to assist it in identifying and evaluating whether an event is material.
As noted, in certain cases, the Advisor may determine that voting proxies is not in the best interest of a client and may refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. If the Advisor determines that the expected value of casting a vote will be less than the securities lending income, either because the votes would not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor’s recalling the loaned securities in order to ensure they are voted (e.g., for an annual shareholder meeting at which purely routine votes are at issue, or if the relevant Fund owns a de minimus percentage of the outstanding shares at issue). The Advisor intends to recall securities on loan if it determines that voting the securities is likely to affect materially the value of the Fund’s investment and that it is in the Fund’s best interests to do so.
Availability of Information; Record of Proxy Voting
The Advisor, with the assistance of ISS, shall maintain for a period of at least five years the following records relating to proxy voting on behalf of clients:
(1) proxy voting policies and procedures;
(2) proxy statements received for clients (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);
(3) any documents prepared by the Advisor that were material to making a proxy voting decision or that memorialized the basis for the decision;
(4) records of votes cast on behalf of clients (which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request); and
(5) records of written requests for proxy voting information and written responses from the Advisor to either a written or oral request.
For the first two years, the Advisor will store such records at its principal office. Voting records will also be maintained and will be available free of charge by calling the Advisor at 888-776-1972. The voting record is available on the website of the Securities and Exchange Commission at www.sec.gov.
C-4

Disclosure
The Advisor will inform its clients as to how to obtain information regarding the Advisor’s voting of the clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients as to how they can obtain a copy of the complete Guidelines upon request. The Advisor will include such information described in the preceding two sentences in its Form ADV and will provide its existing clients with the above information. The Advisor shall disclose in the statements of additional information of registered fund clients a summary of procedures which the Advisor uses to determine how to vote proxies relating to portfolio securities of such clients. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and the Advisor or an affiliate of the Advisor.
The semi-annual reports of Fund clients shall indicate that the Fund’s proxy voting records are available: (i) by calling a toll-free number; or (ii) on the SEC’s website. If a request for the records is received, the requested description must be sent within three business days by a prompt method of delivery.
The Advisor, on behalf of the Fund it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.
C-5

PART C. OTHER INFORMATION
ProShares Trust
Item 28. Exhibits
(a)
Articles of Incorporation
(1)
Certificate of Trust of the Registrant.1
(2)
Certificate of Amendment to the Certificate of Trust of the Registrant to xtraShares Trust).2
(3)
Certificate of Amendment to the Certificate of Trust of the Registrant ProShares Trust).3
(4)
Amended and Restated Declaration of Trust of the Registrant.8
(b)
By-Laws
(1)
Amended and Restated By-Laws of the Registrant.8
(c)
Instruments Defining Rights of Security Holders
The rights of holders of the securities being registered are set out in Articles 4, 7, 8 and 9 of the Amended and Restated Declaration of Trust referenced in Exhibit (a)(4) above and in Articles V, VI and X of the Amended and Restated By-laws referenced in Exhibit (b)(1) above.
(d)
Investment Advisory Contracts
(1)
Investment Advisory Agreement between Registrant and ProShare Advisors LLC4 and Amendment No. 41 to Schedule A, as of July 16, 2025.25
(2)
Amended and Restated Advisory Fee Waiver Agreement between ProShare Advisors LLC and Registrant, dated September 30, 2017,11 and Schedule A, dated July 16, 2025.25
(3)
Investment Advisory and Management Agreement between ProShare Advisors LLC and Registrant, dated June 23, 2015, as amended February 12, 201610, and Schedule A dated as of July 16, 2025.25
(4)
Investment Advisory and Management Agreement between Registrant and ProShare Advisors LLC dated October 12, 2021.15
(5)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin Strategy Portfolio (Cayman Islands subsidiary of ProShares Bitcoin Strategy ETF) dated as of September 16, 2021.15
(6)
Investment Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated February 1, 202216 and Schedule A, dated as of September 16, 2025.26
(7)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin Inverse Strategy Portfolio (Cayman Islands Subsidiary of ProShares Short Bitcoin Strategy ETF) dated as of May 4, 2022.17
(8)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Crude Oil Strategy Portfolio (Cayman Islands Subsidiary of ProShares K-1 Free Crude Oil Strategy) dated as of September 12, 2016.19
(9)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Ether Strategy) dated as of August 14, 2023.20
(10)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Short Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Short Ether Strategy) dated as of August 14, 2023.20
(11)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin & Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Bitcoin & Ether Market Cap Weight Strategy) dated as of August 14, 2023.20
(12)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfolio (Cayman Islands Subsidiary of ProShares Bitcoin & Ether Equal Weight Strategy) dated as of August 14, 2023.20
(13)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ultra Bitcoin Portfolio (Cayman Islands Subsidiary of ProShares Ultra Bitcoin ETF) dated as of February 26, 2024.21

(14)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman UltraShort Bitcoin Portfolio (Cayman Islands Subsidiary of ProShares UltraShort Bitcoin ETF) dated as of February 26, 2024.21
(15)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ultra Ether Portfolio (Cayman Islands Subsidiary of ProShares Ultra Ether ETF) dated as of April 26, 2024.21
(16)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman UltraShort Ether Portfolio (Cayman Islands Subsidiary of ProShares UltraShort Ether ETF) dated as of April 26, 2024.21
(17)
Amended and Restated Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated September 16, 202422 and Schedule A dated as of September 16, 2025.26
(18)
Investment Advisory and Management Fee Waiver and Reimbursement Agreement between Registrant and ProShare Advisors LLC dated March 6, 2025, as amended March 19, 2025.23
(e)
Underwriting Contracts
(1)
Distribution Agreement between Registrant and SEI Investments Distribution Co.5
(f)
Bonus or Profit Sharing Contracts
Not applicable.
(g)
Custodian Agreements
(1)
Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. 5
(a)
Cash Trade Execution Rider.7
(b)
Amendment No. 3 to Cash Trade Execution Rider.7
(c)
Amended and Restated Global Custody Rider.9
(d)
Amended Schedule A of Fee Schedules for Global Custody and Agency Services, dated September 19, 2018.12
(e)
Amendment No. 50 to the Domestic Custody Agreement between the Registrant and JPMorgan Chase, N.A., dated September 19, 2018.12
(h)
Other Material Contracts
(1)
Management Services Agreement between Registrant and ProShare Advisors LLC4 and Amendment No. 40 to Schedule A, as of July 16, 2025.25
(2)
Expense Limitation Agreement between Registrant and ProShare Advisors LLC4 and Schedule A, dated as of September 16, 2025.26
(3)
Advisory and Management Fee Waiver and Reimbursement Agreement between Registrant and ProShare Advisors LLC, on behalf of ProShares Ether ETF, ProShares Short Ether ETF, ProShares Bitcoin & Ether Equal Weight ETF and ProShares Bitcoin & Ether Market Cap Weight ETF19, and Schedule A, dated as of September 16, 2025.26
(4)
Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co.5 and Amendment No. 49, dated September 19, 2018.14
(5)
Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A.5 and Amendment No. 45, dated September 19, 2018.12
(6)
Form of Authorized Participant Agreement between Registrant and SEI Investments Distribution Co.19
(7)
PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC5 and Amendment No. 1, dated January 17, 2007.7
(8)
Legal Administration Services Agreement between Registrant and Ultimus Fund Solutions, LLC dated November 1, 2024.24
(9)
Securities Lending Agreement between Registrant and JPMorgan Chase Bank, N.A.13
(10)
Fund of Funds Investment Agreement between Registrant, Northern Lights Fund Trust and Northern Lights Variable Trust, dated December 16, 2021.18

(11)
Fund of Funds Investment Agreement between Registrant and IndexIQ ETF Trust, dated December 31, 2021.18
(12)
Fund of Funds Investment Agreement between Registrant and MainStay VP Funds Trust, dated December 31, 2021.18
(13)
Fund of Funds Investment Agreement between Registrant and Canterbury Portfolio Thermostat Fund, dated January 14, 2022.18
(14)
Fund of Funds Investment Agreement between Registrant and Absolute Shares Trust Trust, dated January 19, 2022.18
(15)
Fund of Funds Investment Agreement between Registrant and AdvisorShares Trust Trust, dated January 19, 2022.18
(16)
Fund of Funds Investment Agreement between Registrant, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, dated January 19, 2022.18
(17)
Fund of Funds Investment Agreement between Registrant, Deutsche DWS Asset Allocation Trust, Deutsche DWS Market Trust and Deutsche DWS Variable Series II, dated January 19, 2022.18
(18)
Fund of Funds Investment Agreement between Registrant and E-Valuator Funds Trust, dated January 19, 2022.18
(19)
Fund of Funds Investment Agreement between Registrant, Eaton Vance Richard Bernstein Equity Strategy Fund and Eaton Vance Richard Bernstein All Asset Strategy Fund, dated January 19, 2022.18
(20)
Fund of Funds Investment Agreement between Registrant, EQ Advisors Trust and 1290 Funds, dated January 19, 2022.18
(21)
Fund of Funds Investment Agreement between Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, dated January 19, 2022.18
(22)
Fund of Funds Investment Agreement between Registrant and Innealta Capital, LLC, dated January 19, 2022.18
(23)
Fund of Funds Investment Agreement between Registrant and The Lazard Funds, Inc., dated January 19, 2022.18
(24)
Fund of Funds Investment Agreement between Registrant and North Square Funds, dated January 19, 2022.18
(25)
Fund of Funds Investment Agreement between Registrant and Northern Lights Fund Trust III, dated January 19, 2022.18
(26)
Fund of Funds Investment Agreement between Registrant, PIMCO Equity Series, PIMCO Funds and PIMCO Variable Insurance Trust, dated January 19, 2022.18
(27)
Fund of Funds Investment Agreement between Registrant, Salient MF Trust, Forward Funds and Salient Midstream & MLP Fund, dated January 19, 2022.18
(28)
Fund of Funds Investment Agreement between Registrant, Savos Investments Trust, GPS Funds I and GPS Funds II, dated January 19, 2022.18
(29)
Fund of Funds Investment Agreement between Registrant and Ultimus Managers Trust, dated January 19, 2022.18
(30)
Fund of Funds Investment Agreement between Registrant and Managed Portfolio Series, dated May 16, 2023.19
(i)
Legal Opinion.27
(j)
Consent of Independent Registered Public Accounting Firm.
Not applicable.
(k)
Omitted Financial Statements
Not applicable.
(l)
Initial Capital Agreements

(1)
Investor Letter.6
(m)
Rule 12b-1 Plan
(1)
Form of Distribution Plan.3
(n)
Rule 18f-3 Plan
Not applicable.
(o)
Reserved
(p)
Codes of Ethics
(1)
Combined Code of Ethics of ProShares, ProFunds, ProShare Advisors LLC, ProFund Advisors LLC, and ProFunds Distributors, Inc. dated September 1, 2023.19
(2)
Rule 17j-1 Code of Ethics of the Distributor, dated February 29, 2024.24
(q)
Powers of Attorney
(1)
Power of Attorney from William D. Fertig, dated December 7, 2015.10
(2)
Power of Attorney from Russell S. Reynolds, III, dated December 7, 2015.10
(3)
Power of Attorney from Michael C. Wachs, dated December 7, 2015.10
(4)
Power of Attorney from Michael L. Sapir, dated December 7, 2015.10
(1)
Filed with Initial Registration Statement on June 5, 2002.
(2)
Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)
Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)
Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)
Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)
Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(7)
Previously filed on September 28, 2010 as part of Post-Effective Amendment No. 27 under the Securities Act of 1933 and incorporated by reference herein.
(8)
Previously filed on December 30, 2010 as part of Post-Effective Amendment No. 30 under the Securities Act of 1933 and incorporated by reference herein.
(9)
Previously filed on December 6, 2012 as part of Post-Effective Amendment No. 77 under the Securities Act of 1933 and incorporated by reference herein.
(10)
Previously filed on February 12, 2016 as part of Post-Effective Amendment No. 169 under the Securities Act of 1933 and incorporated by reference herein.
(11)
Previously filed on September 29, 2017 as part of Post-Effective Amendment No. 186 under the Securities Act of 1933 and incorporated by reference herein.
(12)
Previously filed on October 22, 2018 as part of Post-Effective Amendment No. 205 under the Securities Act of 1933 and incorporated by reference herein.
(13)
Previously filed on September 25, 2019 as part of Post-Effective Amendment No. 212 under the Securities Act of 1933 and incorporated by reference herein.
(14)
Previously filed on October 4, 2019 as part of Post-Effective Amendment No. 213 under the Securities Act of 1933 and incorporated by reference herein.
(15)
Previously filed on October 15, 2021 as part of Post-Effective Amendment No. 238 under the Securities Act of 1933 and incorporated by reference herein.
(16)
Previously filed on March 14, 2022 as part of Post-Effective Amendment No. 254 under the Securities Act of 1933 and incorporated by reference herein.
(17)
Previously filed on June 17, 2022 as part of Post-Effective Amendment No. 264 under the Securities Act of 1933 and incorporated by reference herein.
(18)
Previously filed on September 27, 2022 as part of Post-Effective Amendment No. 266 under the Securities Act of 1933 and incorporated by reference herein.
(19)
Previously filed on September 26, 2023 as part of Post-Effective Amendment No. 278 under the Securities Act of 1933 and incorporated by reference herein.
(20)
Previously filed on October 13, 2023 as part of Post-Effective Amendment No. 283 under the Securities Act of 1933 and incorporated by reference herein.
(21)
Previously filed on June 6, 2024 as part of Post-Effective Amendment No. 302 under the Securities Act of 1933 and incorporated by reference herein.

(22)
Previously filed on September 26, 2024 as part of Post-Effective Amendment No. 309 under the Securities Act of 1933 and incorporated by reference herein.
(23)
Previously filed on March 28, 2025 as part of Post-Effective Amendment No. 330 under the Securities Act of 1933 and incorporated by reference herein.
(24)
Previously filed on June 23, 2025 as part of Post-Effective Amendment No. 362 under the Securities Act of 1933 and incorporated by reference herein.
(25)
Previously filed on August 4, 2025 as part of Post-Effective Amendment No. 375 under the Securities Act of 1933 and incorporated by reference herein.
(26)
Previously filed on September 23, 2025 as part of Post-Effective Amendment No. 387 under the Securities Act of 1933 and incorporated by reference herein.
(27)
To be filed by subsequent post-effective amendment.
Item 29. Persons Controlled By or Under Common Control With Registrant
Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.
None.
Item 30. Indemnification
State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.
Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated herein by reference:
The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated December 13, 2010 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:
No indemnification shall be provided hereunder to a Covered Person:
(a)
For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b)
With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust;
(c)
For any criminal proceeding finally adjudicated for which the Covered Person had reasonable cause to believe that his or her conduct was unlawful; or
(d)
In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a), (b) or (c) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.
The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.
(a)
Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
(b)
A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:
(c)
A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;
(d)
“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and
(e)
“Liability” and “expenses” shall include without limitation, attorneys’ and accountants’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Item 31. Business and Other Connections of Investment Adviser
Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)
Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated herein by reference and “Management of ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated herein by reference.
The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2), as amended, and is incorporated herein by reference.
Item 32. Principal Underwriters
(a)
State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.
Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:
Adviser Managed Trust
Bishop Street Funds
Catholic Responsible Investment Funds
Causeway Capital Management Trust
City National Rochdale Funds (f/k/a CNI Charter Funds)
City National Rochdale Select Strategies Fund
City National Rochdale Strategic Credit Fund

Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
Wilshire Private Markets Fund
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
Frost Family of Funds
Gallery Trust
Global X Funds
Global X Venture Fund
KraneShares Trust
New Covenant Funds
ProShares Trust II
Quaker Investment Trust
RiverPark Funds Trust
Schwab Strategic Trust
SEI Alternative Income Fund
SEI Asset Allocation Trust
SEI Catholic Values Trust
SEI Core Property Fund, LP
SEI Daily Income Trust
SEI Energy Debt Fund LP
SEI Exchange Traded Funds
SEI Global Private Assets VI LP
SEI Hedge Fund SPC
SEI Institutional International Trust
SEI Institutional Managed Trust
SEI Institutional Investments Trust
SEI Offshore Advanced Strategy Series SPC
SEI Offshore Opportunity Fund II Ltd
SEI Special Situations Fund, Ltd
SEI Structured Credit Fund, LP
SEI Tax Exempt Trust
SEI Vista Fund Ltd.
Symmetry Panoramic Trust
The Advisors’ Inner Circle Fund
The Advisors’ Inner Circle Fund II
The Advisors’ Inner Circle Fund III
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).
(b)
Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 32. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Paul F. Klauder	President, Chief Executive Officer & Director	None
John C. Munch	General Counsel & Secretary	None
William M. Doran	Director	None
Kevin Crowe	Director	None
Jason McGhin	Chief Operations Officer	None
John P. Coary	Chief Financial Officer & Treasurer	None
Jennifer H. Campisi	Chief Compliance Officer, Assistant Secretary & Anti-Money Laundering Officer	None
William M. Martin	Vice President	None
Christopher Rowan	Vice President	None
Judith Rager	Vice President	None
Gary Michael Reese	Vice President	None
Robert M. Silvestri	Vice President	None

Item 33. Location of Accounts and Records
State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.
The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:
JP Morgan Chase Bank, N.A.
Attn: General Counsel
4 MetroTech Center
Brooklyn, NY 11245
J.P. Morgan Investor Services Co.
70 Fargo Street — Suite 3 East
Boston, MA 02210-1950
Attention: Fund Administration Department
ProShare Advisors LLC
ProFund Advisors LLC
Attn: General Counsel
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814-6527
SEI Investments Distribution Co.
Attn: General Counsel
One Freedom Valley Drive
Oaks, Pennsylvania 19456-1100
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Attention: Legal Administration Department
Item 34. Management Services
None.
Item 35. Undertakings
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on October 15, 2025.
ProShares Trust
By:	/s/ Todd B. Johnson
Todd B. Johnson President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Michael L. Sapir* Michael L. Sapir	Trustee, Chairman	October 15, 2025
/s/ Russell S. Reynolds, III* Russell S. Reynolds, III	Trustee	October 15, 2025
/s/ Michael C. Wachs* Michael C. Wachs	Trustee	October 15, 2025
/s/ William D. Fertig* William D. Fertig	Trustee	October 15, 2025
/s/ Todd B. Johnson Todd B. Johnson	President and Principal Executive Officer	October 15, 2025
/s/ Maria Clem Sell Maria Clem Sell	Treasurer, Principal Financial Officer and Principal Accounting Officer	October 15, 2025
* By:/s/ Richard Morris Richard Morris As Attorney-in-fact Date: October 15, 2025